PREPAIDS - Schedule of Prepaid Assets (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Prepaid Expense, Current [Abstract]
Prepaid insurance	$ 43,865	$ 24,657
Prepaid permit fees	0	71,286
Prepaid marketing	103,534	0
Legal advances	68,715	73,455
Other	538	17,596
Prepaid expense, Total	$ 216,652	$ 186,994